Acquisitions and Divestitures - Schedule of Discontinued Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2016	Jun. 27, 2015	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Costs and operating expenses:
Net (loss) income from discontinued operations	$ 855	$ 14,873	$ 665	$ 18,865	$ (157,580)	$ 21,742	$ (13,101)
Empi
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Net sales		30,941		63,531	95,342	141,637	154,673
Costs and operating expenses:
Cost of sales		7,766		15,124	35,834	33,397	36,957
Selling, general and administrative		10,412		22,999	50,729	59,333	68,798
Research and development		51		87	249	465	245
Amortization of intangible assets		2,281		4,563	6,874	9,127	9,127
Impairment of goodwill					117,298		52,500
Impairment of intangible assets		4,500		4,500
Impairment of intangible and long lived assets					52,150		4,500
Other income	855	24	665	74	86	37	18
(Loss) income from discontinued operations before income taxes	855	5,955	665	16,332	(167,706)	39,352	(17,436)
Income tax benefit (provision)		8,918		2,533	10,126	(17,610)	4,335
Net (loss) income from discontinued operations	855	$ 14,873	665	$ 18,865	(157,580)	21,742	$ (13,101)
Accounts receivable, net					2,743	18,852
Inventories, net						6,410
Other current assets					135	380
Property and equipment, net					22	3,631
Intangible and other non-current assets					7	159,440
Total assets					2,907	188,713
Accounts payable and other liabilities	946		946		13,371	8,681
Net (liabilities) assets	$ (946)		$ (946)		$ (10,464)	$ 180,032